CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Narrative) - Youlife International Holdings Inc [Member]	Dec. 31, 2023
Number of registered capital statutory surplus reserve percentage	50.00%
Minimum [Member]
Number of registered capital statutory surplus reserve percentage	10.00%
Maximum [Member]
Number of registered capital statutory surplus reserve percentage	25.00%